Other liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Other Liabilities Disclosure [Abstract]
Summary of Other Current Liabilities

Other current liabilities, consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Derivative liability	669	961	13.1
Provision for employee benefits	14	8	0.1
Provision for SAR to employees	78	95	1.3
Payable to statutory authorities	176	126	1.7
Other payables	1,083	737	10.3
Total	2,020	1,927	26.5

Summary of Other Non-Current Liabilities

Other non-current liabilities, consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Derivative liability	29	251	3.4
Provision for SAR to employees	201	1,122	15.0
Provision for gratuity	29	46	0.6
Provision for compensated absences	30	40	0.5
Total	289	1,459	19.5